COHEN & STEERS CAPITAL MANAGEMENT, INC.
280 PARK AVENUE
NEW YORK, NY 10017

August 3, 2006

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Attention: Keith A. O’Connell, Esq.

Re:	Cohen & Steers Asia Pacific Realty Shares, Inc. Registration Statement on Form N-1A File Numbers: 333-133538; 811-21894

Ladies and Gentlemen:

On behalf of Cohen & Steers Asia Pacific Realty Shares, Inc. (the “Fund”), and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), we hereby certify that the definitive forms for the Fund’s Prospectuses and Statement of Additional Information, each dated July 31, 2006, that would have been filed on behalf of the Fund in accordance with Rule 497(c) under the Securities Act do not differ from those contained in the most recent amendment to the Fund’s Registration Statement on Form N-1A, the text of which was filed electronically with the Securities and Exchange Commission on July 27, 2006.

Very truly yours,

/s/ John E. McLean
John E. McLean
Assistant Secretary